CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)		Class A Common Stock Common Stock	Class A Common Stock Not Subject to Redemption Common Stock	Class A Common Stock Not Subject to Redemption	Class B Common Stock Common Stock		Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Nov. 11, 2020					$ 0		$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Nov. 11, 2020					0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of Units, net of underwriting discounts (in shares)									4,125,000
Net income (loss)					$ 0		0	(18,950)	$ (18,950)
Balance at the end at Dec. 31, 2020	[1],[2]				$ 791		24,209	(18,950)	6,050
Balance at the end (in shares) at Dec. 31, 2020	[1],[2],[3]				7,906,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of 31,625,000 Units, net of underwriters discount and offering costs								0
Sale of Units, net of underwriting discounts (in shares)				31,625,000	0	[3]
Common stock subject to possible redemption								0
Net income (loss)							0		(764,740)
Balance at the end at Mar. 31, 2021		$ 367			$ 791		5,782,541	(783,690)	5,000,009
Balance at the end (in shares) at Mar. 31, 2021		3,662,929			7,906,250	[3]
Balance at the beginning at Dec. 31, 2020	[1],[2]				$ 791		24,209	(18,950)	6,050
Balance at the beginning (in shares) at Dec. 31, 2020	[1],[2],[3]				7,906,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of 31,625,000 Units, net of underwriters discount and offering costs			$ 3,163				285,381,838		285,385,001
Sale of Units, net of underwriting discounts (in shares)			31,625,000
Common stock subject to possible redemption			$ (2,796)				(279,623,506)		(279,626,302)
Common stock subject to possible redemption (in shares)			(27,962,071)
Net income (loss)								(764,740)	1,703,990
Balance at the end at Jun. 30, 2021		$ 342			$ 791		3,313,835	1,685,040	5,000,008
Balance at the end (in shares) at Jun. 30, 2021		3,416,907			7,906,250	[3]
Balance at the beginning at Mar. 31, 2021		$ 367			$ 791		5,782,541	(783,690)	5,000,009
Balance at the beginning (in shares) at Mar. 31, 2021		3,662,929			7,906,250	[3]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock subject to possible redemption		$ (25)					(2,468,706)	0	(2,468,731)
Common stock subject to possible redemption (in shares)		(246,022)
Net income (loss)							0	2,468,730	2,468,730
Balance at the end at Jun. 30, 2021		$ 342			$ 791		$ 3,313,835	$ 1,685,040	$ 5,000,008
Balance at the end (in shares) at Jun. 30, 2021		3,416,907			7,906,250	[3]

[1]	Includes an aggregate of up to 1,031,250 shares that are subject to forfeiture if the over-allotment option is not exercised in full by the underwriters (see Note 7).
[2]	The shares and the associated amounts have been retroactively restated to reflect the stock dividend of 0.1 shares of Class B common stock for each share of Class B common stock outstanding on February 25, 2021 (see Note 2).
[3]	The shares and the associated amounts have been retroactively restated to reflect the stock dividend of 0.1 share of Class B common stock for each share of Class B common stock outstanding on February 25, 2021.